Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Detailed Information On Trade And Other Receivables

As at (millions)	2022	2021
Accounts receivable – billed	$223	$213
Accounts receivable – unbilled	201	175
Other receivables	5	28
	429	416
Allowance for doubtful accounts	(1)	(2)
Total	$428	$414
The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at (millions)	2022	2021
Customer accounts receivable – billed, net of allowance for doubtful accounts
Less than 30 days past billing date	$154	$162
30-60 days past billing date	44	39
61-90 days past billing date	12	3
More than 90 days past billing date	12	7
	222	211
Accounts receivable – unbilled	201	175
Other receivables	5	28
Total	$428	$414

Disclosure Of Detailed Information On Allowance for Doubtful Accounts
The following table presents a summary of the activity related to our allowance for doubtful accounts:

Years Ended December 31 (millions)	2022	2021
Balance, beginning of year	$2	$5
Recovery	—	(3)
Write-off	(1)	—
Balance, end of year	$1	$2